Stock Compensation Plans	12 Months Ended
Dec. 30, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(14) Stock Compensation Plans
Omnibus Stock Incentive Plan
On October 5, 2006, the Company adopted a new equity incentive plan for its employees, the GateHouse Media, Inc. Omnibus Stock Incentive Plan (the “Plan”) and presented the Plan to the Company's stockholders' for approval, which was received on October 6, 2006. The Plan provides for the issuance of stock options, stock appreciation rights, restricted shares, deferred shares, performance shares, unrestricted shares and other stock-based awards. A total of 2,000,000 shares of the Company's common stock were initially reserved for issuance under the Plan, provided however, that commencing on the first day of each fiscal year beginning in calendar year 2007, the number of shares reserved and available for issuance is increased by an amount equal to 100,000. All such shares of the Company's common stock that are available for the grant of awards under the Plan may be granted as incentive stock options. Section 162(m) of the Internal Revenue Code (the “Code”) states that the maximum aggregate number of shares that is subject to stock options or stock appreciation rights that may be granted to any individual during any fiscal year is 400,000 and the maximum aggregate number of shares that is subject to awards of restricted stock, deferred shares, unrestricted shares or other stock-based awards that may be granted to any individual during any fiscal year is 400,000.
The Plan is administered by the Company's board of directors, although it may be administered by either the board of directors or any committee of the board of directors including a committee that complies with the applicable requirements of Section 162(m) of the Code, Section 16 of the Exchange Act and any other applicable legal or stock exchange listing requirements.
Except as otherwise provided by the Plan administrator, on the first business day after the Company's annual meeting of stockholders and each such annual meeting thereafter during the term of the Plan, each of the Company's independent directors who is serving following such annual meeting will automatically be granted under the Plan a number of unrestricted shares of common stock having a fair market value of $15 as of the date of grant; however, those of the Company's independent directors who were granted restricted common stock upon the consummation of the IPO will not be eligible to receive these automatic annual grants.

The terms of the Plan provide that the board of directors may amend, alter or discontinue the Plan, but no such action may impair the rights of any participant with respect to outstanding awards without the participant's consent. The Plan administrator, however, reserves the right to amend, modify, or supplement an award to either bring it into compliance with Section 409A of the Code, or to cause the award to not be subject to such section. The Plan will terminate on October 5, 2016.
As of December 30, 2012 and January 1, 2012, a total of 25,424 and 84,181 RSGs were outstanding under the Plan, respectively.